Annual Fund Operating Expenses - Investor Class and Class H - Technology Fund	Aug. 01, 2021
Investor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.44%
Class H
Operating Expenses:
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.64%
Expenses (as a percentage of Assets)	1.74%